Shareholder Report	6 Months Ended
Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Columbia Funds Series Trust I
Entity Central Index Key	0000773757
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
Columbia Small Cap Value Fund I - Class A
Shareholder Report [Line Items]
Fund Name	Columbia Small Cap Value Fund I
Class Name	Class A
Trading Symbol	CSMIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Columbia Small Cap Value Fund I (the Fund) for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$ 64	1.22% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.22%	[1]
Net Assets	$ 1,499,025,195
Holdings Count | Holding	222
Investment Company, Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 1,499,025,195
Total number of portfolio holdings	222
Portfolio turnover for the reporting period	26%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio co mp
osition is subject to change.
Top Holdings
Summit Materials, Inc., Class A	1.5%
Essent Group Ltd.	1.3%
Kirby Corp.	1.2%
Moog, Inc., Class A	1.2%
Kindercare Learning Cos, Inc.	1.2%
National Fuel Gas Co.	1.1%
Macerich Co. (The)	1.1%
John Bean Technologies Corp.	1.0%
UFP Industries, Inc.	1.0%
TXNM Energy, Inc.	1.0%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
Summit Materials, Inc., Class A	1.5%
Essent Group Ltd.	1.3%
Kirby Corp.	1.2%
Moog, Inc., Class A	1.2%
Kindercare Learning Cos, Inc.	1.2%
National Fuel Gas Co.	1.1%
Macerich Co. (The)	1.1%
John Bean Technologies Corp.	1.0%
UFP Industries, Inc.	1.0%
TXNM Energy, Inc.	1.0%

Columbia Small Cap Value Fund I - Advisor Class
Shareholder Report [Line Items]
Fund Name	Columbia Small Cap Value Fund I
Class Name	Advisor Class
Trading Symbol	CVVRX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Columbia Small Cap Value Fund I (the Fund) for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Advisor Class	$ 51	0.97% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.97%	[1]
Net Assets	$ 1,499,025,195
Holdings Count | Holding	222
Investment Company, Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 1,499,025,195
Total number of portfolio holdings	222
Portfolio turnover for the reporting period	26%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Summit Materials, Inc., Class A	1.5%
Essent Group Ltd.	1.3%
Kirby Corp.	1.2%
Moog, Inc., Class A	1.2%
Kindercare Learning Cos, Inc.	1.2%
National Fuel Gas Co.	1.1%
Macerich Co. (The)	1.1%
John Bean Technologies Corp.	1.0%
UFP Industries, Inc.	1.0%
TXNM Energy, Inc.	1.0%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
Summit Materials, Inc., Class A	1.5%
Essent Group Ltd.	1.3%
Kirby Corp.	1.2%
Moog, Inc., Class A	1.2%
Kindercare Learning Cos, Inc.	1.2%
National Fuel Gas Co.	1.1%
Macerich Co. (The)	1.1%
John Bean Technologies Corp.	1.0%
UFP Industries, Inc.	1.0%
TXNM Energy, Inc.	1.0%

Columbia Small Cap Value Fund I - Class C
Shareholder Report [Line Items]
Fund Name	Columbia Small Cap Value Fund I
Class Name	Class C
Trading Symbol	CSSCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Columbia Small Cap Value Fund I (the Fund) for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$ 103	1.97% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	1.97%	[1]
Net Assets	$ 1,499,025,195
Holdings Count | Holding	222
Investment Company, Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 1,499,025,195
Total number of portfolio holdings	222
Portfolio turnover for the reporting period	26%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Summit Materials, Inc., Class A	1.5%
Essent Group Ltd.	1.3%
Kirby Corp.	1.2%
Moog, Inc., Class A	1.2%
Kindercare Learning Cos, Inc.	1.2%
National Fuel Gas Co.	1.1%
Macerich Co. (The)	1.1%
John Bean Technologies Corp.	1.0%
UFP Industries, Inc.	1.0%
TXNM Energy, Inc.	1.0%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
Summit Materials, Inc., Class A	1.5%
Essent Group Ltd.	1.3%
Kirby Corp.	1.2%
Moog, Inc., Class A	1.2%
Kindercare Learning Cos, Inc.	1.2%
National Fuel Gas Co.	1.1%
Macerich Co. (The)	1.1%
John Bean Technologies Corp.	1.0%
UFP Industries, Inc.	1.0%
TXNM Energy, Inc.	1.0%

Columbia Small Cap Value Fund I - Institutional Class
Shareholder Report [Line Items]
Fund Name	Columbia Small Cap Value Fund I
Class Name	Institutional Class
Trading Symbol	CSCZX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Columbia Small Cap Value Fund I (the Fund) for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 51	0.97% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.97%	[1]
Net Assets	$ 1,499,025,195
Holdings Count | Holding	222
Investment Company, Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 1,499,025,195
Total number of portfolio holdings	222
Portfolio turnover for the reporting period	26%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Summit Materials, Inc., Class A	1.5%
Essent Group Ltd.	1.3%
Kirby Corp.	1.2%
Moog, Inc., Class A	1.2%
Kindercare Learning Cos, Inc.	1.2%
National Fuel Gas Co.	1.1%
Macerich Co. (The)	1.1%
John Bean Technologies Corp.	1.0%
UFP Industries, Inc.	1.0%
TXNM Energy, Inc.	1.0%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
Summit Materials, Inc., Class A	1.5%
Essent Group Ltd.	1.3%
Kirby Corp.	1.2%
Moog, Inc., Class A	1.2%
Kindercare Learning Cos, Inc.	1.2%
National Fuel Gas Co.	1.1%
Macerich Co. (The)	1.1%
John Bean Technologies Corp.	1.0%
UFP Industries, Inc.	1.0%
TXNM Energy, Inc.	1.0%

Columbia Small Cap Value Fund I - Institutional 2 Class
Shareholder Report [Line Items]
Fund Name	Columbia Small Cap Value Fund I
Class Name	Institutional 2 Class
Trading Symbol	CUURX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Columbia Small Cap Value Fund I (the Fund) for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$ 46	0.88% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.88%	[1]
Net Assets	$ 1,499,025,195
Holdings Count | Holding	222
Investment Company, Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 1,499,025,195
Total number of portfolio holdings	222
Portfolio turnover for the reporting period	26%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Summit Materials, Inc., Class A	1.5%
Essent Group Ltd.	1.3%
Kirby Corp.	1.2%
Moog, Inc., Class A	1.2%
Kindercare Learning Cos, Inc.	1.2%
National Fuel Gas Co.	1.1%
Macerich Co. (The)	1.1%
John Bean Technologies Corp.	1.0%
UFP Industries, Inc.	1.0%
TXNM Energy, Inc.	1.0%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
Summit Materials, Inc., Class A	1.5%
Essent Group Ltd.	1.3%
Kirby Corp.	1.2%
Moog, Inc., Class A	1.2%
Kindercare Learning Cos, Inc.	1.2%
National Fuel Gas Co.	1.1%
Macerich Co. (The)	1.1%
John Bean Technologies Corp.	1.0%
UFP Industries, Inc.	1.0%
TXNM Energy, Inc.	1.0%

Columbia Small Cap Value Fund I - Institutional 3 Class
Shareholder Report [Line Items]
Fund Name	Columbia Small Cap Value Fund I
Class Name	Institutional 3 Class
Trading Symbol	CSVYX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Columbia Small Cap Value Fund I (the Fund) for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$ 44	0.83% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.83%	[1]
Net Assets	$ 1,499,025,195
Holdings Count | Holding	222
Investment Company, Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 1,499,025,195
Total number of portfolio holdings	222
Portfolio turnover for the reporting period	26%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Summit Materials, Inc., Class A	1.5%
Essent Group Ltd.	1.3%
Kirby Corp.	1.2%
Moog, Inc., Class A	1.2%
Kindercare Learning Cos, Inc.	1.2%
National Fuel Gas Co.	1.1%
Macerich Co. (The)	1.1%
John Bean Technologies Corp.	1.0%
UFP Industries, Inc.	1.0%
TXNM Energy, Inc.	1.0%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
Summit Materials, Inc., Class A	1.5%
Essent Group Ltd.	1.3%
Kirby Corp.	1.2%
Moog, Inc., Class A	1.2%
Kindercare Learning Cos, Inc.	1.2%
National Fuel Gas Co.	1.1%
Macerich Co. (The)	1.1%
John Bean Technologies Corp.	1.0%
UFP Industries, Inc.	1.0%
TXNM Energy, Inc.	1.0%

Columbia Small Cap Value Fund I - Class R
Shareholder Report [Line Items]
Fund Name	Columbia Small Cap Value Fund I
Class Name	Class R
Trading Symbol	CSVRX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Columbia Small Cap Value Fund I (the Fund) for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class R	$ 77	1.47% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	1.47%	[1]
Net Assets	$ 1,499,025,195
Holdings Count | Holding	222
Investment Company, Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 1,499,025,195
Total number of portfolio holdings	222
Portfolio turnover for the reporting period	26%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Summit Materials, Inc., Class A	1.5%
Essent Group Ltd.	1.3%
Kirby Corp.	1.2%
Moog, Inc., Class A	1.2%
Kindercare Learning Cos, Inc.	1.2%
National Fuel Gas Co.	1.1%
Macerich Co. (The)	1.1%
John Bean Technologies Corp.	1.0%
UFP Industries, Inc.	1.0%
TXNM Energy, Inc.	1.0%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
Summit Materials, Inc., Class A	1.5%
Essent Group Ltd.	1.3%
Kirby Corp.	1.2%
Moog, Inc., Class A	1.2%
Kindercare Learning Cos, Inc.	1.2%
National Fuel Gas Co.	1.1%
Macerich Co. (The)	1.1%
John Bean Technologies Corp.	1.0%
UFP Industries, Inc.	1.0%
TXNM Energy, Inc.	1.0%

Columbia Small Cap Value Fund I - Class S
Shareholder Report [Line Items]
Fund Name	Columbia Small Cap Value Fund I
Class Name	Class S
Trading Symbol	CSCQX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Columbia Small Cap Value Fund I (the Fund) for the period of October 2, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class S	$ 7 (a)	0.95% (b)
(a)
Based on operations from October 2, 2024 (commencement of operations) through the stated period end. Had the class been open for the entire reporting period, expenses shown in the table above would have been higher.

(b)	Annualized.

Expenses Paid, Amount	$ 7	[2]
Expense Ratio, Percent	0.95%	[1]
Net Assets	$ 1,499,025,195
Holdings Count | Holding	222
Investment Company, Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 1,499,025,195
Total number of portfolio holdings	222
Portfolio turnover for the reporting period	26%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Summit Materials, Inc., Class A	1.5%
Essent Group Ltd.	1.3%
Kirby Corp.	1.2%
Moog, Inc., Class A	1.2%
Kindercare Learning Cos, Inc.	1.2%
National Fuel Gas Co.	1.1%
Macerich Co. (The)	1.1%
John Bean Technologies Corp.	1.0%
UFP Industries, Inc.	1.0%
TXNM Energy, Inc.	1.0%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
Summit Materials, Inc., Class A	1.5%
Essent Group Ltd.	1.3%
Kirby Corp.	1.2%
Moog, Inc., Class A	1.2%
Kindercare Learning Cos, Inc.	1.2%
National Fuel Gas Co.	1.1%
Macerich Co. (The)	1.1%
John Bean Technologies Corp.	1.0%
UFP Industries, Inc.	1.0%
TXNM Energy, Inc.	1.0%

[1]	Annualized.
[2]	Based on operations from October 2, 2024 (commencement of operations) through the stated period end. Had the class been open for the entire reporting period, expenses shown in the table above would have been higher.